CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Current assets
Cash and cash equivalents	$ 1,045,000	$ 1,045,000	$ 1,045,000	$ 523,000	$ 27,480,000	$ 1,152,000	$ 6,034,000	$ 1,243,000	$ 1,114,000
Accounts receivable - related party	6,250,000	6,250,000	9,715,000	0
Deferred offering costs	361,000	361,000	361,000	0
Accounts receivable - trade, net					349,426,000	343,002,000	320,609,000	371,333,000	213,282,000
Derivative instruments					217,853,000	289,499,000	186,716,000	350,695,000	255,063,000
Assets held for sale							218,849,000	0
Other current assets					54,547,000	57,727,000	67,273,000	88,157,000	80,734,000
Total current assets	7,656,000	7,656,000	11,121,000	523,000	649,306,000	691,380,000	799,481,000	811,428,000	550,193,000
Noncurrent assets
Deferred income tax			1,261,000	0				(6,307,000)	(4,651,000)
Investment in Linn Energy, LLC	1,182,185,000	1,208,067,000	1,175,324,000	1,221,817,000
Oil and natural gas properties (successful efforts method)					12,211,608,000	11,866,089,000	11,546,100,000	11,611,330,000	7,835,650,000
Less accumulated depletion and amortization					(2,545,182,000)	(2,358,158,000)	(2,174,273,000)	(2,025,656,000)	(1,033,617,000)
Oil and natural gas properties, successful efforts method, net					9,666,426,000	9,507,931,000	9,371,827,000	9,585,674,000	6,802,033,000
Other property and equipment					548,725,000	534,280,000	499,727,000	469,188,000	197,235,000
Less accumulated depreciation					(100,812,000)	(91,357,000)	(82,332,000)	(73,721,000)	(48,024,000)
Other property and equipment, net					447,913,000	442,923,000	417,395,000	395,467,000	149,211,000
Derivative instruments					635,446,000	663,765,000	507,620,000	530,216,000	321,840,000
Other noncurrent assets					173,667,000	124,995,000	123,502,000	128,453,000	105,577,000
Noncurrent assets, excluding property, total					809,113,000	788,760,000	631,122,000	658,669,000	427,417,000
Total noncurrent assets	1,182,185,000	1,208,067,000	1,176,585,000	1,221,817,000	10,923,452,000	10,739,614,000	10,420,344,000	10,639,810,000	7,378,661,000
Total assets	1,189,841,000	1,215,723,000	1,187,706,000	1,222,340,000	11,572,758,000	11,430,994,000	11,219,825,000	11,451,238,000	7,928,854,000
Current liabilities
Accounts payable	6,250,000	6,250,000	9,715,000	0
Accounts payable and accrued expenses					659,170,000	673,926,000	662,687,000	707,861,000	332,167,000
Derivative instruments					12,464,000	2,632,000	9,120,000	26,000	14,060,000
Other accrued liabilities					156,138,000	100,699,000	145,047,000	115,245,000	75,898,000
Total current liabilities	6,250,000	6,250,000	9,715,000	0	827,772,000	777,257,000	816,854,000	823,132,000	422,125,000
Noncurrent liabilities
Deferred income tax	20,131,000	24,039,000	0	13,559,000
Credit facility					1,705,000,000	1,435,000,000	1,335,000,000	1,180,000,000	940,000,000
Senior notes, net					4,807,873,000	4,820,673,000	4,858,991,000	4,857,817,000	3,053,657,000
Derivative instruments					0	0	2,609,000	4,114,000	3,503,000
Other noncurrent liabilities					191,955,000	166,532,000	160,935,000	158,995,000	80,659,000
Total noncurrent liabilities	20,131,000	24,039,000	0	13,559,000	6,704,828,000	6,422,205,000	6,357,535,000	6,200,926,000	4,077,819,000
Noncurrent deferred income tax				13,559,000
Commitments and contingencies
Equity
235,178,498 units, 235,209,281 units, 235,073,968 units, 234,513,243 units and 177,364,558 units issued and outstanding at September 30, 2013, June 30, 2013, March 31,2013, December 31, 2012, and December 31, 2011, respectively					3,656,006,000	3,817,320,000	3,976,381,000	4,136,240,000	2,751,354,000
Voting shares; unlimited shares authorized; 1 share issued and outstanding	1,000	1,000	1,000	1,000
Common shares; unlimited shares authorized; 34,787,500 shares issued and outstanding	1,209,835,000	1,209,835,000	1,209,835,000	1,209,835,000
Additional paid-in capital	18,285,000	17,651,000	15,119,000	2,991,000
Accumulated income (deficit)	(64,661,000)	(42,053,000)	(46,964,000)	(4,046,000)	384,152,000	414,212,000	69,055,000	290,940,000	677,556,000
Total equity	1,163,460,000	1,185,434,000	1,177,991,000	1,208,781,000	4,040,158,000	4,231,532,000	4,045,436,000	4,427,180,000	3,428,910,000
Total liabilities and equity	$ 1,189,841,000	$ 1,215,723,000	$ 1,187,706,000	$ 1,222,340,000	$ 11,572,758,000	$ 11,430,994,000	$ 11,219,825,000	$ 11,451,238,000	$ 7,928,854,000